Structured Entities and Derecognition of Financial Assets - Additional Information (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of structured entities and derecognition of financial assets [line items]
Credit card receivables	$ 18,538	$ 16,479
Carrying amount of associated liabilities	49,484	45,766
Carrying amount of associated liabilities, fair value	90,868	88,912
Assets	975,719	943,597
Outstanding loans	533,239
Financial assets at amortised cost, category [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Credit card receivables	17,853	15,695
Single seller conduits [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Assets	500	600
Multi seller conduits [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Assets	13,400	9,300
Multi seller conduits [member] | Financial Assets Securities [Member]
Disclosure of structured entities and derecognition of financial assets [line items]
Financial assets recognised in entity's financial statements in relation to consolidated structured entities	671	525
Multi seller conduits [member] | Financial Assets Securities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Financial assets recognised in entity's financial statements in relation to consolidated structured entities	178	178
Multi seller conduits [member] | Financial Assets Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Financial assets recognised in entity's financial statements in relation to consolidated structured entities	493	347
Multi seller conduits [member] | Loans Net of Allowance for Credit Losses [Member]
Disclosure of structured entities and derecognition of financial assets [line items]
Financial assets recognised in entity's financial statements in relation to consolidated structured entities	811	1,089
CIBC managed investment funds [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Assets	133,600	133,500
Community reinvestment act investments [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Assets	9,000	7,900
Debt and equity investments held	555	489
Credit card securitization trust [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Credit card receivables	6,700	4,500
Other assets related to credit cards	200
Credit card and other related receivables at fair value	6,900
Credit card receivables fair value		4,500
Credit card funding liabilities	4,000	3,000
Credit card funding liabilities fair value	4,000	2,900
Covered bond guarantor [member] | Legislative program [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Carrying amount of associated liabilities	31,400	26,300
Carrying amount of associated liabilities, fair value	31,400	26,100
Company managed investment funds [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Assets	264	137
Non controlling interest	69	70
Community based tax advantaged investments [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Outstanding loans	$ 129	$ 125